July 27, 2012	Nicole M. Runyan Direct Dial 212.806.6443 Direct Fax 212.806.7143 nrunyan@stroock.com

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Karen L. Rossotto and Jeff Long

Re:           Dreyfus Investment Grade Funds, Inc.—Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Dreyfus Investment Grade Funds, Inc. (the "Registrant"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement").  The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy"), seeking the approval of shareholders of Dreyfus/Standish Fixed Income Fund (the "Fund"), a series of Dreyfus Investment Funds (the "Trust"), of an Agreement and Plan of Reorganization to allow the Fund to transfer all of its assets in a tax-free reorganization to Dreyfus Intermediate Term Income Fund (the "Acquiring Fund"), a series of the Registrant, in exchange solely for Class I shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Fund's stated liabilities (the "Reorganization").  The Fund and the Acquiring Fund are each an open-end investment company advised by The Dreyfus Corporation ("Dreyfus").

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.  The Registrant will file a Post-Effective Amendment that will include a copy of the final tax opinion.

The Trust intends to mail the Prospectus/Proxy in mid-September to the Fund's shareholders of record as of the close of business on August 28, 2012.  A special meeting of the Fund's shareholders is scheduled to be held at Dreyfus' offices on Thursday, November 15, 2012, to vote on the Agreement and Plan of Reorganization.  No other business is expected to be presented at that meeting.  If the Reorganization is approved, it currently is expected to be consummated on or about January 18, 2013.

The Acquiring Fund has been determined to be the accounting survivor of the Reorganization, after consideration of certain factors including those set forth in North American Security Trust (SEC No-Action Letter, August 5, 1994).  Such determinations were made in consultation with the funds' independent registered public accounting firms and counsel to the funds and to the independent board members of the funds.  These factors include those noted below:

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Investment Adviser.  As described in the Prospectus/Proxy, the funds have the same investment adviser—Dreyfus.  David Horsfall and David Bowser have served as the Acquiring Fund's primary portfolio managers since October 2010.  Mr. Bowser also is the primary portfolio manager of the Fund, a position he has held since May 2008.  Dreyfus will continue to serve as investment adviser to the combined fund, and Messrs. Horsfall and Bowser will continue to serve as the combined fund's primary portfolio managers.

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Investment Objectives, Policies and Restrictions.  As described in the Prospectus/Proxy, the Acquiring Fund and the Fund have similar investment objectives and substantially similar investment management policies.  The Acquiring Fund seeks to maximize total return, consisting of capital appreciation and current income.  The Fund seeks primarily a high level of current income, consistent with conserving principal and liquidity, and secondarily capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal.  To pursue its goal, the Acquiring Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. and foreign issuers rated investment grade (BBB/Baa or higher) or the unrated equivalent as determined by Dreyfus.  To pursue its goals, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities issued by U.S. and foreign governments and companies.  The Fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade or the unrated equivalent as determined by Dreyfus.  The Acquiring Fund focuses primarily on U.S. securities, but may invest up to 30% of its total assets in fixed-income securities of foreign issuers, including those of issuers in emerging markets.  The Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated securities of foreign issuers, including those located in emerging markets, but no more than 10% of the Fund's net assets may be invested in foreign currency denominated securities that have not been hedged back to the U.S. dollar.  The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

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Expense Structure and Expense Ratios.  As described in the Prospectus/Proxy, the funds have different expense structures.  The Fund has classified its shares into one class—Class I shares—and the Acquiring Fund has classified its shares into three classes—Class A, Class C and Class I shares.  In addition, Class I shares of the Acquiring Fund had a lower total annual expense ratio than the Fund as of the respective fund's most recent fiscal year end.  It also is estimated that the total annual expense ratio for the Acquiring Fund's Class I shares will decrease as a result of the Reorganization.  Class I shares of the Fund and the Acquiring Fund currently are not subject to any sales charge or contingent deferred sales charge or any exchange or redemption fees.  The Acquiring Fund's expense structure, including its class structure and the management and Rule 12b-1 fees, will be the expense structure of the combined fund after the reorganization.

•	Asset Size. The Acquiring Fund is substantially larger than the Fund. As of June 30, 2012, the Fund and the Acquiring Fund had net assets of approximately $177 million and $1.1 billion, respectively.

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Portfolio Composition.  Because the Fund and the Acquiring Fund have similar investment objectives and substantially similar investment management policies and restrictions, the funds have significant portfolio holdings overlap.  It is not anticipated that portfolio securities currently held by the Fund or the Acquiring Fund will be sold in connection with the Reorganization—either before the Reorganization (by the Fund or the Acquiring Fund) or after the Reorganization (by the combined fund).  The Fund, the Acquiring Fund and the combined fund may buy and sell securities in the normal course of their operations, the transaction costs for which would be borne by the respective fund.  Any sales of portfolio securities by the funds will be subject to any restrictions imposed by the Internal Revenue Code with respect to the tax-free nature of the Reorganization.  The portfolio composition of the combined fund after the reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies and restrictions and class and expense structure will be used in managing the combined fund.  The Acquiring Fund's adviser and primary portfolio managers will continue in their roles for the combined fund after the Reorganization.  In addition, the Acquiring Fund has a substantially larger asset base than the Fund.  Finally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies and restrictions.

The Registrant's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6443, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

DREYFUS INVESTMENT GRADE FUNDS, INC.
200 Park Avenue
New York, New York  10166

July 27, 2012

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto and Jeff Long

Re:	Dreyfus Investment Grade Funds, Inc. (811-06718)

Registration Statement on Form N-14

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:        /s/  Jeff Prusnofsky
Jeff Prusnofsky
Vice President